Subsidiaries of the Company (Tables)	12 Months Ended
Dec. 31, 2021
Subsidiaries of the Company
Schedule of list of subsidiaries and the company's shareholding percentage in such subsidiaries

A list of subsidiaries and the Company’s shareholding percentage in such subsidiaries as of December 31, 2021, 2020 and 2019 are presented below:

Name	Shareholding percentage in subsidiaries
		December 31,
	Country	2021	2020	2019
Bachoco, S.A. de C.V.	Mexico	99.99	99.99	99.99
Bachoco USA, LLC. & Subsidiary	U.S.	100.00	100.00	100.00
Campi Alimentos, S.A. de C.V.	Mexico	99.99	99.99	99.99
Induba Pavos, S.A. de C.V.	Mexico	99.99	99.99	99.99
Bachoco Comercial, S.A. de C.V.	Mexico	99.99	99.99	99.99
PEC LAB, S.A. de C.V.	Mexico	64.00	64.00	64.00
Aviser, S.A. de C.V.	Mexico	—	99.99	99.99
Operadora de Servicios de Personal, S.A. de C.V.	Mexico	—	99.99	99.99
Secba, S.A. de C.V.	Mexico	—	99.99	99.99
Servicios de Personal Administrativo, S.A. de C.V.	Mexico	—	99.99	99.99
Sepetec, S.A. de C.V.	Mexico	—	99.99	99.99
Wii kit RE LTD.	Bermuda	100.00	100.00	100.00
Proveedora La Perla S.A. de C.V.	Mexico	100.00	100.00	100.00
Sonora Agropecuaria, S.A. de C.V.	Mexico	54.84	54.80	—